UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     January 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $105,309 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              07430W103     5672   198400 SH       SOLE                   198400        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1192    28400 SH       SOLE                    28400        0        0
AMERICAN TOWER CORP            COM              03027X100     2160    36000 SH       SOLE                    36000        0        0
AVALONBAY CMNTYS INC           COM              053484101     9730    74500 SH       SOLE                    74500        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1998   110500 SH       SOLE                   110500        0        0
BOSTON PROPERTIES INC          COM              101121101    13620   136750 SH       SOLE                   136750        0        0
CUBESMART                      COM              229663109     1976   185700 SH       SOLE                   185700        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301     3079   319400 SH       SOLE                   319400        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      145     6000 SH       SOLE                     6000        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      967    14500 SH       SOLE                    14500        0        0
EQUITY ONE                     COM              294752100     1012    59600 SH       SOLE                    59600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     5117   211200 SH       SOLE                   211200        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     5336    58800 SH       SOLE                    58800        0        0
HEALTH CARE REIT INC           COM              42217K106    13294   243800 SH       SOLE                   243800        0        0
HEALTHCARE RLTY TR             COM              421946104     3372   181400 SH       SOLE                   181400        0        0
MACK CALI RLTY CORP            COM              554489104     2165    81100 SH       SOLE                    81100        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     1801    28800 SH       SOLE                    28800        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      233    22300 SH       SOLE                    22300        0        0
POST PPTYS INC                 COM              737464107     1731    39600 SH       SOLE                    39600        0        0
PS BUSINESS PKS INC CALIF      COM              69360J107      477     8600 SH       SOLE                     8600        0        0
REGENCY CTRS CORP              COM              758849103     3198    85000 SH       SOLE                    85000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    16285   126300 SH       SOLE                   126300        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106     1452   270400 SH       SOLE                   270400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     1851   227100 SH       SOLE                   227100        0        0
TAUBMAN CTRS INC               COM              876664103     1497    24100 SH       SOLE                    24100        0        0
UDR INC                        COM              902653104     4264   169900 SH       SOLE                   169900        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     1685    61600 SH       SOLE                    61600        0        0